Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of restricted stock shares granted and outstanding
	Unvested Restricted	Weighted Average Grant Date
	Stock	FV Price
Unvested as of January 1, 2023	275	$81.00
Granted	-	-
Vested	(100)	81.00
Forfeited	(55)	-
Unvested as of March 31, 2022	120	81.00
Total unrecognized expense remaining	$9,720
Weighted-average years expected to be recognized over	0.75	-

	Unvested Restricted	Weighted Average Grant Date
	Stock	FV Price
Unvested as of January 1, 2022	-	$-
Granted	600	81.00
Vested	325	81.00
Unvested as of December 31, 2022	275	81.00
Total unrecognized expense remaining	$22,275
Weighted-average years expected to be recognized over	1.0	-

Schedule of special voting shares activity
Balance, January 1, 2021	73,488
Shares issued	-
Shares exchanged	(73,224)
Balance, December 31, 2021	264
Shares issued	-
Shares exchanged	-
Balance, December 31, 2022	264

Schedule of option activity
			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Term	Intrinsic
	Options	Price	(Years)	Value
Outstanding, January 1, 2023	162,956	$84.63	8.6	-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(10,911)	-	-	-
Outstanding, March 31, 2023	152,045	$85.03	8.1	$-

Exercisable, March 31, 2023	101,759	$84.34	7.9	$-
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2023	3,435,728	$33.94	5.1	$-
Issued	-	-	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, March 31, 2023	3,435,728	$33.94	4.8	$-

Exercisable, March 31, 2023	3,435,728	$33.94	4.8	-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)	Intrinsic Value
Outstanding, January 1, 2021	2,500	49.80	9.92	-
Granted	134,550	96.34	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2021	137,050	95.49	9.41	3,525
Granted	25,906	27.20	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2022	162,956	84.63	8.60	$-

Exercisable, December 31, 2022	93,336	83.47	8.50	$-

Schedule of outstanding and exercisable stock options
Stock Options Outstanding		Stock Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$49.80	2,500	7.7	2,500
$88.60	79,000	7.9	59,689
$151.20	21,800	8.3	9,083
$79.00	22,839	6.8	18,673
$27.20	25,906	9.1	11,814
	152,045	7.9	101,759

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$100.00	128,200	2.9	128,200
$105.60	3,183	2.1	3,183
$141.40	1,250	1.3	1,250
$150.00	125,000	3.4	125,000
$230.00	300,062	2.6	300,062
$21.20	306,604	4.8	306,604
$3.50	2,571,429	5.2	2,571,429
	3,435,728	4.8	3,435,728

Stock Options Outstanding		Stock Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$49.80	2,500	7.9	2,500
$88.60	79,000	8.2	54,422
$151.20	21,800	8.6	7,721
$79.00	33,750	8.9	17,318
$27.20	25,906	9.4	11,375
	162,956	8.5	93,337

Schedule of estimated using the black scholes valuation method assumptions
Risk free interest rate	0.75% - 0.99%
Expected term (years)	5.62 - 6.01
Expected volatility	84% - 98.5%
Expected dividends	0%
Risk free interest rate	2.88%
Expected term (years)	5.00 – 5.77
Expected volatility	91.0%
Expected dividends	0%